Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2013
Compensation and benefits
in	6M13	6M12
Compensation and benefits (CHF million)
Salaries and variable compensation	4,996	5,731
Social security	443	456
Other [1]	484	504
Compensation and benefits [2]	5,923	6,691
1 Includes pension and other post-retirement expense of CHF 319 million and CHF 383 million in 6M13 and 6M12, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 144 million and CHF 168 million as of 6M13 and 6M12, respectively.